Financial Instruments	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

32. Financial Instruments

The following table categorizes the Company’s derivative financial assets and liabilities and presents their estimated fair values. Financial instruments are recorded as other assets or other liabilities on the Company’s balance sheet.

	December 31, 2015	December 31, 2014
Financial assets
Derivatives not designated in a hedging relationship
Long-term - interest rate swaps	$759	$5,315

Financial liabilities
Derivatives not designated in a hedging relationship
Current - interest rate swaps	$9,473	$13,174
Long-term - interest rate swaps	$12,191	$10,041
Current - foreign currency exchange agreements	$27	$-
Current - commodity swaps	$3,099	$3,384
Long-term - commodity swaps	$843	$-

The following tables outline the hierarchical measurement categories for various financial assets and liabilities. As at December 31, 2015 and December 31, 2014, financial assets and liabilities measured on a recurring basis had the following estimated fair values expressed on a gross basis:

			December 31, 2015
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Cash and cash equivalents	$35,780	$-	$-	$35,780
Funded landfill post-closure costs	10,145	-	-	10,145
Other assets - interest rate swaps	-	759	-	759
Other liabilities - commodity swaps	-	-	(3,942)	(3,942)
Other liabilities - interest rate swaps	-	(21,664)	-	(21,664)
Other liabilities - foreign currency exchange agreements	-	(27)	-	(27)
	$45,925	$(20,932)	$(3,942)	$21,051

			December 31, 2014
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Cash and cash equivalents	$41,636	$-	$-	$41,636
Funded landfill post-closure costs	11,365	-	-	11,365
Other assets - interest rate swaps	-	5,315	-	5,315
Other liabilities - commodity swaps	-	-	(3,384)	(3,384)
Other liabilities - interest rate swaps	-	(23,215)	-	(23,215)
	$53,001	$(17,900)	$(3,384)	$31,717

The following table outlines the change in estimated fair value for recurring Level 3 financial instrument measurements for the years ended December 31, 2015 and 2014, respectively:

	December 31
Significant unobservable inputs (Level 3)	2015	2014

Balance, beginning of year	$(3,384)	$2,013
Realized (losses) gains included in the statement of operations, during the year	(4,090)	883
Unrealized losses included in the statement of operations, during the year	(634)	(6,081)
Unrealized gains included in accumulated other comprehensive loss, during the year	-	643
Settlements	4,090	(883)
Foreign currency translation adjustment	76	41
Balance, end of year	$(3,942)	$(3,384)

Fair value

Cash equivalents are invested in a money market account offered through a Canadian financial institution. The estimated fair value of cash equivalents is equal to its carrying amount.

Funded landfill post-closure costs are invested in Bankers’ Acceptances, offered through Canadian financial institutions, or Government of Canada treasury bills. The estimated fair value of these investments is supported by quoted prices in active markets for identical assets.

The estimated fair values of financial instruments are calculated using available market information, and commonly accepted valuation methods. Considerable judgment is required to interpret market information used to develop these estimates. Accordingly, these fair value estimates are not necessarily indicative of the amounts the Company, or counter-parties to the instruments, could realize in a current market exchange. The use of different assumptions and or estimation methods could have a material effect on the estimate of fair value.

The Company’s interest rate swaps are recorded at their estimated fair values determined using a discounted cash flow analysis. The analysis utilizes observable market data including forward yield curves to determine the market’s expectation of the future cash flows of the variable component. The fixed and variable components of the derivative are then discounted using calculated discount factors developed from the zero rate curve and are aggregated to arrive at an estimated fair value. The Company also incorporates credit valuation adjustments to reflect nonperformance risk for itself and the respective counterparties in the estimation of fair value. The Company verifies the reasonableness of these estimates by comparing them to quotes received from financial institutions that trade these contracts. The use of different assumptions and or estimation methods could have a material effect on the estimate of fair value.

The estimated fair values of commodity swaps are determined using a discounted cash flow analysis. This approach uses the forward index curve and the risk-free rate of interest, on a basis consistent with the underlying terms of the agreements, to discount the expected cash flows attributable to these commodity swaps.  Financial institutions are the sources of the forward index curve and risk-free rate of interest. The use of different assumptions and or estimation methods could have a material effect on the estimate of fair value.

The Company’s foreign currency exchange agreements, when applicable, are recorded at their estimated fair value based on quotes received from the financial institution that is counterparty to the agreement. The Company verifies the reasonableness of the quotes by comparing them to the period end foreign currency exchange rate plus a forward premium. The use of different assumptions and or estimation methods could result in differing estimates of fair value, which the Company believes would not be material.

The fair value of the Company’s embedded derivative from its wood waste supply agreement was determined using a discounted cash flow analysis. This approach used electricity generator and Ultra Low Sulfur Diesel forward index curves and the risk-free rate of interest, on a basis consistent with the underlying terms of the agreement. The Company employed a third-party, who was not a counter-party, to independently value the embedded derivative and the Company used this information to derive its fair value estimate. The use of different assumptions and or estimation methods could have resulted in differing fair values which the Company believes would not have been material. In April 2014, the wood waste supply agreement was amended and the embedded derivative contained in the original agreement was eliminated.

Interest rate, commodity swaps and foreign currency exchange agreements

The Company is subject to credit risk on certain interest rate, commodity swaps and foreign currency exchange agreements (collectively the “agreements”), as applicable. The Company has entered into interest rate swaps to reduce its exposure to interest rate volatility on consolidated facility advances. In addition, the Company from time-to-time has entered into commodity swaps for a portion of the diesel fuel consumed in its Canadian and U.S. operations. The Company has also entered into foreign currency exchange agreements, from time-to-time, to mitigate the risk of foreign currency fluctuations on amounts repayable under its consolidated facility and amounts payable for goods or services received that are payable in a currency that is other than the operating entities’ primary operating currency.

The Company’s corporate treasury function is responsible for arranging all agreements and the Audit Committee is responsible for approving certain agreements. Suitable counterparties identified by the Company’s treasury function are approved by the Audit Committee. The Company will only enter into agreements with highly rated and experienced counterparties who have successfully demonstrated that they are capable of executing these arrangements. If the counterparties’ credit rating, prepared by reputable third-party rating agencies, is downgraded, the Company’s treasury function will review the agreement and assess if its exposure to the counterparty can be collateralized or if the agreement should be terminated. The Company’s treasury function also prepares a report, at least once annually, to the Company’s Audit Committee which outlines the key terms of its agreements, fair values, counterparties and each counterparty’s most recent credit rating, and, when applicable, changes to the risks related to each agreement.

The Company’s maximum exposure to credit risk is equal to the estimated fair value of interest rate swaps, commodity swaps and foreign currency exchange agreements, as applicable, recorded to other assets on the Company’s balance sheet. The Company holds no collateral or other credit enhancements as security over these agreements. The Company deems the agreements’ credit quality to be high in light of its counterparties and no amounts are either past due or impaired. In all instances, the Company’s risk management objective is to mitigate its risk exposures to a level consistent with its risk tolerance.

The Company has entered into the following commodity and interest rate swaps and foreign currency exchange agreements outlined in the tables below:

U.S. fuel hedges
Date entered	Notional amount (gallons per month expressed in gallons)	Diesel rate paid (expressed in dollars)	Diesel rate received variable	Effective date	Expiration date

April 2, 2015	84,000	$1.90	NYMEX Heating Oil Index	January 1, 2016	December 31, 2016
April 2, 2015	84,000	$1.91	NYMEX Heating Oil Index	January 1, 2016	December 31, 2016
July 24, 2015	84,000	$1.77	NY Harbor ULSD	January 1, 2016	December 31, 2016
July 24, 2015	84,000	$1.88	NY Harbor ULSD	January 1, 2017	December 31, 2017
July 24, 2015	84,000	$1.77	NYMEX Heating Oil Index	January 1, 2016	December 31, 2016
July 24, 2015	84,000	$1.87	NYMEX Heating Oil Index	January 1, 2017	December 31, 2017
November 13, 2015	84,000	$1.53	NY Harbor ULSD	January 1, 2016	December 31, 2016
November 13, 2015	84,000	$1.53	NYMEX Heating Oil Index	January 1, 2016	December 31, 2016
December 8, 2015	84,000	$1.45	NY Harbor ULSD	January 1, 2016	December 31, 2016

Canadian fuel hedges
Date entered	Effective date	Expiration date

Interest rate swaps
Date entered	Notional amount	Fixed interest rate (plus applicable margin)	Variable interest rate received	Effective date	Expiration date

August 30, 2013	$35,000	2.97%	0.23%	September 30, 2013	September 29, 2023
August 30, 2013	$40,000	2.96%	0.23%	September 30, 2013	September 29, 2023
September 6, 2013	$25,000	1.10%	0.23%	September 30, 2013	September 30, 2016
September 6, 2013	$25,000	1.10%	0.23%	September 30, 2013	September 30, 2016
September 6, 2013	$25,000	1.95%	0.23%	September 30, 2013	September 28, 2018
September 6, 2013	$25,000	1.95%	0.23%	September 30, 2013	September 28, 2018
September 19, 2013	$25,000	2.30%	0.23%	September 30, 2013	September 30, 2020
September 19, 2013	$25,000	2.30%	0.23%	September 30, 2013	September 30, 2020
September 24, 2013	$25,000	1.60%	0.23%	September 30, 2013	September 28, 2018
September 24, 2013	$25,000	1.60%	0.23%	September 30, 2013	September 28, 2018
October 21, 2013	$25,000	1.51%	0.23%	October 31, 2013	September 28, 2018
October 21, 2013	$25,000	1.53%	0.23%	October 31, 2013	September 28, 2018
October 25, 2013	$15,000	2.65%	0.23%	October 31, 2013	September 29, 2023
October 25, 2013	$20,000	2.64%	0.23%	October 31, 2013	September 29, 2023
November 5, 2013	$25,000	1.50%	0.23%	November 7, 2013	September 28, 2018
November 5, 2013	$25,000	1.50%	0.23%	November 7, 2013	September 28, 2018
December 11, 2013	$20,000	2.18%	0.23%	December 13, 2013	September 30, 2020
December 11, 2013	$20,000	2.17%	0.23%	December 13, 2013	September 30, 2020
December 30, 2013	$10,000	2.96%	0.23%	January 2, 2014	September 29, 2023
December 30, 2013	$15,000	0.75%	0.23%	January 2, 2014	September 30, 2016
December 30, 2013	$15,000	0.79%	0.23%	January 2, 2014	September 30, 2016
December 30, 2013	$15,000	1.62%	0.23%	January 2, 2014	September 28, 2018
December 30, 2013	$30,000	1.66%	0.23%	January 2, 2014	September 28, 2018
March 4, 2014	$25,000	2.25%	0.23%	March 31, 2014	March 31, 2021
March 4, 2014	$25,000	2.26%	0.23%	March 31, 2014	March 28, 2024
March 4, 2014	$25,000	2.25%	0.23%	March 31, 2014	March 31, 2021
March 4, 2014	$25,000	2.78%	0.23%	March 31, 2014	March 28, 2024
March 17, 2014	$20,000	1.67%	0.23%	March 31, 2014	March 29, 2019
March 17, 2014	$20,000	1.67%	0.23%	March 31, 2014	March 29, 2019
March 17, 2014	$20,000	2.27%	0.23%	March 31, 2014	March 31, 2021
March 17, 2014	$20,000	2.26%	0.23%	March 31, 2014	March 31, 2021
March 17, 2014	$30,000	2.79%	0.23%	March 31, 2014	March 28, 2024
March 28, 2014	$35,000	1.64%	0.23%	March 31, 2014	September 30, 2018
March 28, 2014	$25,000	1.03%	0.23%	March 31, 2014	March 31, 2017
July 24, 2014	$20,000	2.65%	0.23%	July 31, 2014	June 28, 2024

Foreign currency exchange agreements
Date entered	U.S. dollars purchased	Foreign currency exchange rate	Effective date

December 30, 2015	$7,500	1.3889	January 29, 2016

The contractual maturities of the Company’s derivatives are as follows:

				December 31, 2015
		Payments due
	Total	Less than 1 year	1-3 years	4-5 years	After 5 years

Derivative
Interest rate swaps	$21,664	$9,473	$7,541	$3,076	$1,574
Commodity swaps	$3,942	$3,099	$843	$-	$-
Foreign currency exchange agreements	$7,500	$7,500	$-	$-	$-

Unrealized amounts recorded to net gain or loss on financial instruments for the years ended December 31, 2015 and 2014 are as follows:

	December 31
	2015	2014

Net loss on financial instruments
Funded landfill post-closure costs	$(61)	$(94)
Interest rate swaps	6,389	18,227
Fuel hedges	634	6,862
Wood waste supply agreement	-	(781)
Foreign currency exchange agreements	30	-
	$6,992	$24,214

Estimated fair value

The carrying value of accounts receivable, accounts payable and accrued charges approximates its fair value due to the relatively short-term maturities of these instruments. Cash and cash equivalents, funded landfill post-closure costs and derivative financial instruments are recorded on the balance sheet at their estimated fair values.

At December 31, 2015, the estimated fair value of other receivables applying an interest rate consistent with the credit quality of the instrument is $2,905 (December 31, 2014 - $5,976), compared to the carrying amount of $2,461 (December 31, 2014 - $5,507).

At December 31, 2014, the estimated fair value of net assets held for sale was approximately $76,200, compared to a carrying amount of $61,016.

At December 31, 2015, the estimated fair value of long-term debt, including the term A facility, approximates its carrying amount as the Company believes that renegotiation of its variable rate long-term debt would result in similar pricing.

At December 31, 2014, the estimated fair value of the term B facility was approximately $570,600 compared to its carrying amount of $488,520.